Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.41%
Aerospace & Defense–1.57%
Lockheed Martin Corp.	42,700	$18,280,724
Airlines–0.62%
Spirit Airlines, Inc.(b)	175,425	7,204,705
Apparel Retail–0.48%
Burlington Stores, Inc.(b)	25,663	5,580,933
Application Software–0.63%
Q2 Holdings, Inc.(b)	84,070	7,330,063
Automobile Manufacturers–0.60%
General Motors Co.	208,580	6,964,486
Automotive Retail–1.25%
CarMax, Inc.(b)	150,310	14,586,082
Biotechnology–1.26%
uniQure N.V. (Netherlands)(b)	59,060	3,399,494
Vertex Pharmaceuticals, Inc.(b)	49,630	11,268,491
		14,667,985
Communications Equipment–1.46%
Motorola Solutions, Inc.	96,104	17,010,408
Consumer Finance–0.72%
Capital One Financial Corp.	84,419	8,425,016
Data Processing & Outsourced Services–3.35%
Fiserv, Inc.(b)	105,589	12,523,912
Mastercard, Inc., Class A	83,760	26,463,134
		38,987,046
Distillers & Vintners–0.79%
Constellation Brands, Inc., Class A	48,940	9,215,402
Diversified Banks–4.29%
JPMorgan Chase & Co.	377,077	49,909,912
Diversified Chemicals–0.85%
Eastman Chemical Co.	139,520	9,943,590
Electric Utilities–2.28%
Duke Energy Corp.	271,370	26,493,853
Financial Exchanges & Data–1.90%
Intercontinental Exchange, Inc.	138,860	13,849,896
Tradeweb Markets, Inc., Class A	179,664	8,296,884
		22,146,780
Footwear–1.08%
NIKE, Inc., Class B	129,925	12,511,777
Gas Utilities–0.76%
Suburban Propane Partners L.P.	390,155	8,837,011
Health Care Equipment–4.50%
Becton, Dickinson and Co.	57,660	15,866,879
Boston Scientific Corp.(b)	270,800	11,338,396
Intuitive Surgical, Inc.(b)	14,205	7,951,675
Shares		Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.	116,550	$17,237,745
		52,394,695
Health Care Services–0.75%
LHC Group, Inc.(b)	60,268	8,784,061
Home Improvement Retail–1.91%
Home Depot, Inc. (The)	97,560	22,253,436
Homebuilding–0.90%
D.R. Horton, Inc.	177,160	10,487,872
Household Products–1.77%
Procter & Gamble Co. (The)	165,068	20,570,774
Human Resource & Employment Services–0.88%
Korn Ferry	250,840	10,279,423
Hypermarkets & Super Centers–1.51%
Walmart, Inc.	153,682	17,595,052
Industrial Conglomerates–1.39%
Honeywell International, Inc.	93,207	16,145,317
Industrial Machinery–0.86%
Stanley Black & Decker, Inc.	62,670	9,985,211
Industrial REITs–2.09%
Prologis, Inc.	262,308	24,363,167
Insurance Brokers–0.84%
Arthur J. Gallagher & Co.	95,210	9,765,690
Integrated Oil & Gas–2.31%
Chevron Corp.	157,801	16,906,799
Suncor Energy, Inc. (Canada)	327,260	10,010,883
		26,917,682
Integrated Telecommunication Services–2.26%
Verizon Communications, Inc.	442,670	26,312,305
Interactive Home Entertainment–1.31%
Zynga, Inc., Class A(b)	2,540,520	15,293,930
Interactive Media & Services–8.29%
Alphabet, Inc., Class A(b)	32,674	46,814,654
Facebook, Inc., Class A(b)	196,860	39,748,002
Snap, Inc., Class A(b)	538,660	9,900,571
		96,463,227
Internet & Direct Marketing Retail–3.38%
Amazon.com, Inc.(b)	19,582	39,334,755
IT Consulting & Other Services–0.67%
Perspecta, Inc.	276,048	7,748,667
Life & Health Insurance–1.31%
Prudential Financial, Inc.	167,135	15,219,313
Managed Health Care–1.52%
Anthem, Inc.	66,490	17,638,467

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street All Cap Fund®

Shares		Value
Multi-Utilities–1.69%
Dominion Energy, Inc.	229,160	$19,650,470
Office REITs–1.02%
SL Green Realty Corp.	129,575	11,926,083
Office Services & Supplies–0.55%
ACCO Brands Corp.	737,363	6,370,816
Oil & Gas Equipment & Services–0.50%
Schlumberger Ltd.	174,660	5,852,857
Oil & Gas Exploration & Production–0.74%
Noble Energy, Inc.	437,640	8,652,143
Pharmaceuticals–4.74%
AstraZeneca PLC, ADR (United Kingdom)	202,110	9,842,757
Johnson & Johnson	161,610	24,058,881
Merck & Co., Inc.	248,710	21,249,782
		55,151,420
Property & Casualty Insurance–1.71%
Fidelity National Financial, Inc.	262,677	12,805,504
Progressive Corp. (The)	88,090	7,107,982
		19,913,486
Railroads–1.39%
Union Pacific Corp.	89,972	16,142,776
Regional Banks–3.27%
East West Bancorp, Inc.	247,455	11,343,337
IBERIABANK Corp.	117,090	8,513,614
Signature Bank	48,150	6,832,004
SVB Financial Group(b)	47,479	11,410,628
		38,099,583
Restaurants–1.65%
McDonald’s Corp.	89,480	19,146,036
Shares		Value
Semiconductor Equipment–1.39%
Applied Materials, Inc.	278,144	$16,129,571
Semiconductors–4.45%
NVIDIA Corp.	90,330	21,356,722
QUALCOMM, Inc.	144,110	12,294,024
Texas Instruments, Inc.	150,269	18,129,955
		51,780,701
Soft Drinks–2.13%
Coca-Cola Co. (The)	424,700	24,802,480
Specialized REITs–1.15%
EPR Properties	187,310	13,368,315
Systems Software–6.19%
Microsoft Corp.	423,190	72,039,634
Technology Hardware, Storage & Peripherals–2.68%
Apple, Inc.	100,910	31,232,654
Trading Companies & Distributors–0.82%
Fastenal Co.	274,380	9,570,374
Total Common Stocks & Other Equity Interests (Cost $890,065,156)		1,145,478,216
Money Market Funds–1.64%
Invesco Government & Agency Portfolio,Institutional Class, 1.48% (Cost $19,137,088)(c)	19,137,088	19,137,088
TOTAL INVESTMENTS IN SECURITIES–100.05% (Cost $909,202,244)		1,164,615,304
OTHER ASSETS LESS LIABILITIES—(0.05)%		(629,618)
NET ASSETS–100.00%		$1,163,985,686
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Main Street All Cap Fund®